Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Guarantees
Maturity less than 1 year	SFr 15,492	SFr 12,986
Maturity between 1 to 3 years	6,909	9,581
Maturity between 3 to 5 years	1,620	2,438
Maturity greater than 5 years	2,659	2,826
Total gross amount	26,680	27,831
Total net amount	25,563	26,824
Carrying value	425	300
Collateral received	9,408	7,897
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,124	1,645
Maturity between 1 to 3 years	1,049	649
Maturity between 3 to 5 years	197	203
Maturity greater than 5 years	561	582
Total gross amount	3,931	3,079
Total net amount	3,874	3,016
Carrying value	25	27
Collateral received	2,014	1,637
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,982	3,607
Maturity between 1 to 3 years	2,253	1,885
Maturity between 3 to 5 years	555	526
Maturity greater than 5 years	528	514
Total gross amount	7,318	6,532
Total net amount	6,299	5,601
Carrying value	40	30
Collateral received	3,605	2,535
Derivatives
Guarantees
Maturity less than 1 year	5,374	4,179
Maturity between 1 to 3 years	2,567	6,051
Maturity between 3 to 5 years	561	1,288
Maturity greater than 5 years	419	559
Total gross amount	8,921	12,077
Total net amount	8,921	12,077
Carrying value	289	158
Other guarantees
Guarantees
Maturity less than 1 year	4,012	3,555
Maturity between 1 to 3 years	1,040	996
Maturity between 3 to 5 years	307	421
Maturity greater than 5 years	1,151	1,171
Total gross amount	6,510	6,143
Total net amount	6,469	6,130
Carrying value	71	85
Collateral received	3,789	3,725
Bank
Guarantees
Maturity less than 1 year	15,492	12,986
Maturity between 1 to 3 years	6,909	9,585
Maturity between 3 to 5 years	1,620	2,438
Maturity greater than 5 years	2,659	2,826
Total gross amount	26,680	27,835
Total net amount	25,563	26,828
Carrying value	425	300
Collateral received	9,408	7,897
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,124	1,645
Maturity between 1 to 3 years	1,049	653
Maturity between 3 to 5 years	197	203
Maturity greater than 5 years	561	582
Total gross amount	3,931	3,083
Total net amount	3,874	3,020
Carrying value	25	27
Collateral received	2,014	1,637
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,982	3,607
Maturity between 1 to 3 years	2,253	1,885
Maturity between 3 to 5 years	555	526
Maturity greater than 5 years	528	514
Total gross amount	7,318	6,532
Total net amount	6,299	5,601
Carrying value	40	30
Collateral received	3,605	2,535
Bank | Derivatives
Guarantees
Maturity less than 1 year	5,374	4,179
Maturity between 1 to 3 years	2,567	6,051
Maturity between 3 to 5 years	561	1,288
Maturity greater than 5 years	419	559
Total gross amount	8,921	12,077
Total net amount	8,921	12,077
Carrying value	289	158
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,012	3,555
Maturity between 1 to 3 years	1,040	996
Maturity between 3 to 5 years	307	421
Maturity greater than 5 years	1,151	1,171
Total gross amount	6,510	6,143
Total net amount	6,469	6,130
Carrying value	71	85
Collateral received	SFr 3,789	SFr 3,725